Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total net sales	$ 627,598,000	$ 651,483,000	$ 607,219,000
Cost of revenues
Total cost of sales	360,574,000	375,016,000	347,141,000
Gross profit	267,024,000	276,467,000	260,078,000
Operating expenses
Research and development, net	94,425,000	92,876,000	88,303,000
Selling, general and administrative	260,179,000	240,750,000	250,937,000
Total operating expenses	354,604,000	333,626,000	339,240,000
Operating loss	(87,580,000)	(57,159,000)	(79,162,000)
Gain from deconsolidation of subsidiary	0	39,136,000	0
Gain from step acquisition	0	0	14,400,000
Financial income (expenses), net	2,993,000	229,000	(2,075,000)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	(84,587,000)	(17,794,000)	(66,837,000)
Income tax benefit (expenses)	5,782,000	5,454,000	(3,906,000)
Share in net profits (losses) of associated companies	(32,705,000)	(5,726,000)	949,000
Net loss	(123,074,000)	(28,974,000)	(61,982,000)
Net loss attributable to Stratasys Ltd.	$ (123,074,000)	$ (28,974,000)	$ (61,982,000)
Earnings Per Share, Basic	$ (1.79)	$ (0.44)	$ (0.98)
Weighted average shares outstanding - basic and diluted (in Shares)	68,666,000	66,491,000	63,471
Comprehensive Loss
Net loss	$ (123,074,000)	$ (28,974,000)	$ (61,982,000)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	3,650,000	(2,175,000)	(3,170,000)
Unrealized gains (losses) on derivatives designated as cash flow hedge	2,089,000	(1,872,000)	3,245,000
Other Comprehensive Income (Loss), Net of Tax, Total	5,739,000	(4,047,000)	75,000
Comprehensive loss	(117,335,000)	(33,021,000)	(61,907,000)
Comprehensive loss attributable to Stratasys Ltd.	(117,335,000)	(33,021,000)	(61,907,000)
Products
Revenues
Total net sales	433,741,000	452,124,000	417,557,000
Cost of revenues
Total cost of sales	226,510,000	234,601,000	210,941,000
Services
Revenues
Total net sales	193,857,000	199,359,000	189,662,000
Cost of revenues
Total cost of sales	$ 134,064,000	$ 140,415,000	$ 136,200,000